Schedule of Investments (unaudited)
May 31, 2026
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.2%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/30(a)	$4,648	$3,863,408
Aerospace & Defense — 0.2%
TransDigm, Inc., 6.38%, 03/01/29(a)	3,656	3,727,786
Airlines — 1.2%
Alaska Airlines, Inc., 6.50%, 06/01/31(a)	488	484,997
American Airlines, Inc., 7.25%, 02/15/28(a)(b)	7,250	7,354,676
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	12,820	11,792,368
		19,632,041
Apparel — 0.7%
Under Armour, Inc., 7.25%, 07/15/30(a)	3,444	3,491,988
VF Corp., 2.95%, 04/23/30	8,754	7,924,416
		11,416,404
Auto Manufacturers — 1.8%
Allison Transmission, Inc., 5.88%, 06/01/29(a)(b)	1,052	1,062,302
New Flyer Holdings, Inc., 9.25%, 07/01/30(a)	6,511	6,986,739
Nissan Motor Co. Ltd.
7.75%, 07/17/32(a)	8,520	8,913,125
8.13%, 07/17/35(a)	10,841	11,511,799
		28,473,965
Auto Parts & Equipment — 1.0%
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(a)	3,101	3,135,886
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)(b)	8,885	9,312,955
Phinia, Inc., 6.75%, 04/15/29(a)	3,256	3,346,777
		15,795,618
Beverages — 0.5%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 04/30/29(a)	8,091	7,947,046
Biotechnology — 1.1%
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	9,486	9,575,977
Emergent BioSolutions, Inc., 3.88%, 08/15/28(a)(b)	5,255	4,777,665
Genmab A/S/Genmab Finance LLC, 6.25%, 12/15/32(a)	2,951	3,005,989
		17,359,631
Building Materials — 1.3%
Builders FirstSource, Inc., 6.38%, 06/15/32(a)(b)	7,612	7,682,587
Sisecam U.K. PLC
8.38%, 01/23/33(a)(b)	4,975	4,995,664
8.63%, 05/02/32(a)(b)	9,114	9,233,813
		21,912,064
Chemicals — 3.5%
Celanese U.S. Holdings LLC
6.75%, 04/15/33	8,207	8,466,990
7.38%, 02/15/34(b)	8,866	9,260,067
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	5,443	5,440,772
FMC Corp., 6.38%, 05/18/53	210	163,551
Rain Carbon, Inc., 12.25%, 09/01/29(a)(b)	4,769	5,067,187
Sasol Financing USA LLC
5.50%, 03/18/31	7,964	7,584,378
8.75%, 04/10/33(a)	1,918	2,028,285
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	8,005	7,849,747
Security	Par (000)	Value
Chemicals (continued)
Tronox, Inc., 4.63%, 03/15/29(a)(b)	$14,885	$11,855,871
		57,716,848
Coal — 0.5%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)	2,440	2,549,576
SunCoke Energy, Inc., 4.88%, 06/30/29(a)(b)	6,208	5,935,437
		8,485,013
Commercial Services — 3.8%
ADT Security Corp.(The)
4.13%, 08/01/29(a)(b)	5,393	5,179,446
4.88%, 07/15/32(a)(b)	8,572	8,116,906
5.88%, 10/15/33(a)(b)	1,833	1,791,369
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.00%, 02/15/31(a)(b)	5,775	5,815,425
8.25%, 01/15/30(a)(b)	2,899	2,990,028
8.38%, 06/15/32(a)(b)	6,852	6,996,680
CoreCivic, Inc., 8.25%, 04/15/29	3,141	3,274,345
Deluxe Corp.
8.00%, 06/01/29(a)	5,332	5,404,302
8.13%, 09/15/29(a)	4,905	5,121,325
EquipmentShare.com, Inc., 8.63%, 05/15/32(a)	6,594	6,929,628
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)	564	553,009
PROG Holdings, Inc., 6.00%, 11/15/29(a)	6,955	6,780,936
United Rentals North America, Inc., 4.88%, 01/15/28	2,956	2,956,615
		61,910,014
Computers — 1.4%
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)	10,780	11,277,755
Insight Enterprises, Inc., 6.63%, 05/15/32(a)	5,619	5,707,831
Pitney Bowes, Inc., 7.25%, 03/15/29(a)	5,510	5,549,011
		22,534,597
Diversified Financial Services — 8.8%
Ally Financial, Inc.
6.70%, 02/14/33(b)	5,605	5,788,740
Series D, 7.10%(b)(c)(d)	5,059	5,093,027
Bread Financial Holdings, Inc., 6.75%, 05/15/31(a)	5,780	5,915,691
Coinbase Global, Inc.
3.38%, 10/01/28(a)(b)	11,713	11,242,124
3.63%, 10/01/31(a)	1,526	1,346,310
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	5,896	5,937,272
9.25%, 12/15/28(a)	5,068	5,294,028
Encore Capital Group, Inc.
6.63%, 04/15/31(a)(b)	5,681	5,728,061
6.63%, 06/01/32(a)	2,606	2,605,413
8.50%, 05/15/30(a)(b)	5,561	5,916,720
Enova International, Inc.
9.13%, 08/01/29(a)	5,384	5,639,406
11.25%, 12/15/28(a)	2,205	2,328,756
OneMain Finance Corp.
3.88%, 09/15/28	1,009	976,193
5.38%, 11/15/29	335	326,849
6.75%, 03/15/32	7,231	7,190,523
6.75%, 09/15/33	1,294	1,267,886
7.13%, 11/15/31	8,544	8,651,278
7.13%, 09/15/32	3,627	3,655,044
7.50%, 05/15/31	553	570,091
7.88%, 03/15/30	1,624	1,690,207

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(a)(b)	$708	$680,775
3.88%, 03/01/31(a)	12,919	12,004,697
4.00%, 10/15/33(a)(b)	3,611	3,241,433
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)(b)	6,989	7,211,110
StoneX Group, Inc., 7.88%, 03/01/31(a)	5,072	5,337,712
Synchrony Financial, 7.25%, 02/02/33	8,633	8,951,355
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)(b)	8,715	8,323,876
5.75%, 06/15/27(a)	4,653	4,634,761
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	5,141	5,377,681
WS Escrow LLC, 7.75%, 06/01/33(a)	670	683,074
		143,610,093
Electric — 2.1%
NRG Energy, Inc.
3.88%, 02/15/32(a)	5,400	4,963,448
5.75%, 07/15/29(a)	6,838	6,844,257
PG&E Corp.
5.00%, 07/01/28	8,140	8,100,138
5.25%, 07/01/30(b)	3,386	3,350,048
Talen Energy Supply LLC, 6.50%, 02/01/36(a)	10,747	10,807,602
		34,065,493
Engineering & Construction — 1.1%
Granite Construction, Inc., 6.38%, 06/15/34(a)	395	403,102
IHS Holding Ltd.
6.25%, 11/29/28(a)	272	270,319
7.88%, 05/29/30(a)	6,048	6,239,619
8.25%, 11/29/31(a)	7,277	7,600,646
Tutor Perini Corp., 11.88%, 04/30/29(a)	2,512	2,738,738
		17,252,424
Entertainment — 2.8%
Caesars Entertainment, Inc.
6.00%, 10/15/32(a)	13,288	11,897,569
6.50%, 02/15/32(a)	6,549	6,385,066
Discovery Global Holdings, Inc., 5.05%, 03/15/42	8,886	6,164,358
Live Nation Entertainment, Inc., 3.75%, 01/15/28(a)	800	784,277
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	12,598	7,339,744
5.88%, 09/01/31(a)	3,039	1,526,338
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(a)(b)	11,473	11,781,624
		45,878,976
Food — 1.1%
B&G Foods, Inc., 8.00%, 09/15/28(a)	6,879	6,807,982
Post Holdings, Inc., 6.50%, 03/15/36(a)	11,959	11,864,921
		18,672,903
Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.88%, 06/01/31(a)	5,939	6,070,794
9.38%, 06/01/28(a)(b)	60	61,467
9.50%, 06/01/30(a)(b)	2,533	2,724,312
		8,856,573
Health Care - Services — 2.1%
DaVita, Inc.
3.75%, 02/15/31(a)(b)	6,685	6,215,677
Security	Par (000)	Value
Health Care - Services (continued)
4.63%, 06/01/30(a)	$11,146	$10,830,385
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)(b)	6,269	6,318,444
Select Medical Corp., 6.25%, 12/01/32(a)(b)	6,724	6,547,532
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)(b)	4,260	4,431,708
		34,343,746
Holding Companies - Diversified — 2.3%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	6,584	6,301,293
FS KKR Capital Corp.
3.13%, 10/12/28	179	168,536
6.13%, 01/15/30	8,702	8,517,853
6.88%, 08/15/29	7,004	7,031,129
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29(b)	5,793	5,749,295
10.00%, 11/15/29(a)	9,662	9,672,377
		37,440,483
Home Builders — 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(a)(b)	6,517	6,024,570
Home Furnishings — 1.4%
Somnigroup International, Inc., 3.88%, 10/15/31(a)	6,794	6,219,378
Whirlpool Corp.
4.50%, 06/01/46(b)	8,619	5,489,071
4.60%, 05/15/50(b)	9,603	6,069,553
6.50%, 06/15/33(b)	5,093	4,622,344
		22,400,346
Insurance — 0.4%
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	7,032	7,060,986
Internet — 3.8%
Gen Digital, Inc., 6.25%, 04/01/33(a)(b)	11,639	11,594,892
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29(a)	3,097	2,914,623
Match Group Holdings II LLC, 6.13%, 09/15/33(a)(b)	6,820	6,706,211
Rakuten Group, Inc., 9.75%, 04/15/29(a)	10,546	11,523,444
Snap, Inc.
6.88%, 03/01/33(a)(b)	8,170	8,098,155
6.88%, 03/15/34(a)(b)	6,667	6,563,027
Wayfair LLC
7.13%, 05/31/34(a)	571	581,815
7.25%, 10/31/29(a)	9,094	9,356,853
7.75%, 09/15/30(a)	4,984	5,188,384
		62,527,404
Iron & Steel — 1.3%
Champion Iron Canada, Inc., 7.88%, 07/15/32(a)	5,477	5,733,362
Fortescue Treasury Pty. Ltd.
4.38%, 04/01/31(a)	6,874	6,562,502
6.13%, 04/15/32(a)(b)	8,681	8,988,305
		21,284,169
Leisure Time — 1.8%
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)(b)	7,601	7,822,303
NCL Corp. Ltd.
6.25%, 09/15/33(a)(b)	10,832	10,385,317
6.75%, 02/01/32(a)	5,582	5,531,484

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
Patrick Industries, Inc., 6.38%, 11/01/32(a)	$5,684	$5,677,192
		29,416,296
Lodging — 1.9%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	7,082	7,251,905
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	6,289	5,865,415
5.00%, 06/01/29(a)	4,953	4,818,606
Station Casinos LLC, 4.63%, 12/01/31(a)(b)	5,928	5,610,136
Travel and Leisure Co., 4.50%, 12/01/29(a)(b)	7,928	7,661,908
		31,207,970
Manufacturing — 0.3%
LSB Industries, Inc., 6.25%, 10/15/28(a)	5,194	5,198,851
Media — 5.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	2,996	2,712,582
4.75%, 02/01/32(a)(b)	1,553	1,384,494
Discovery Communications LLC, 6.35%, 06/01/40	8,942	6,625,946
Discovery Global Holdings, Inc., 4.28%, 03/15/32	13,160	11,522,067
EchoStar Corp., 10.75%, 11/30/29(b)	4,244	4,612,294
McGraw-Hill Education, Inc.
7.38%, 09/01/31(a)	7,595	7,755,703
8.00%, 08/01/29(a)	6,325	6,348,466
Nexstar Media, Inc., 4.75%, 11/01/28(a)	11,509	11,329,287
Paramount Global
4.95%, 05/19/50(b)	2,500	1,604,743
5.85%, 09/01/43	4,110	3,029,357
6.88%, 04/30/36(b)	13,496	12,483,949
Sinclair Television Group, Inc.
5.50%, 03/01/30(a)	7,048	6,228,670
8.13%, 02/15/33(a)	1,949	2,002,597
Versant Media Group, Inc., 7.25%, 01/30/31(a)(b)	10,907	11,332,104
		88,972,259
Metal Fabricate & Hardware — 0.2%
Park-Ohio Industries, Inc., 8.50%, 08/01/30(a)(b)	3,044	3,193,098
Mining — 4.6%
Aris Mining Corp., 8.00%, 10/31/29(a)	5,059	5,212,677
Endeavour Mining PLC, 7.00%, 05/28/30(a)(b)	5,607	5,733,789
First Quantum Minerals Ltd., 8.63%, 06/01/31(a)	5,568	5,809,016
IAMGOLD Corp., 5.75%, 10/15/28(a)(b)	4,652	4,652,893
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	8,860	8,898,922
Nickel Industries Ltd., 9.00%, 09/30/30(a)(b)	9,377	9,733,131
Novelis Corp.
4.75%, 01/30/30(a)	12,158	11,734,806
6.88%, 01/30/30(a)(b)	4,525	4,649,510
Skeena Resources Ltd., 8.50%, 04/01/31(a)	8,620	9,055,948
Stillwater Mining Co., 4.50%, 11/16/29(a)(b)	4,049	3,896,156
Taseko Mines Ltd., 8.25%, 05/01/30(a)	5,250	5,482,501
		74,859,349
Office Furnishings — 0.3%
HNI Corp., 5.13%, 01/18/29(a)	4,178	4,086,312
Oil & Gas — 8.2%
BKV Upstream Midstream LLC, 7.50%, 10/15/30(a)	5,884	5,966,776
California Resources Corp.
7.00%, 01/15/34(a)	7,028	7,084,716
8.25%, 06/15/29(a)	4,953	5,167,564
Security	Par (000)	Value
Oil & Gas (continued)
CNX Resources Corp., 7.38%, 01/15/31(a)(b)	$3,962	$4,066,676
Comstock Resources, Inc.
5.88%, 01/15/30(a)	489	462,164
6.75%, 03/01/29(a)	14,791	14,536,171
Crescent Energy Finance LLC, 7.88%, 04/15/32(a)	11,511	11,798,177
CVR Energy, Inc.
7.50%, 02/15/31(a)	7,016	7,094,839
7.88%, 02/15/34(a)	4,516	4,530,957
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	4,265	4,486,507
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(b)	7,339	7,529,990
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	8,635	8,991,703
Kosmos Energy Ltd., 8.75%, 10/01/31(a)(b)	7,769	7,068,625
Noble Finance II LLC, 8.00%, 04/15/30(a)	10,815	11,245,891
Northern Oil & Gas, Inc.
7.88%, 10/15/33(a)	7,361	7,471,673
8.75%, 06/15/31(a)(b)	5,491	5,694,650
Par Petroleum LLC, 7.38%, 06/01/34(a)	5,883	6,021,329
Parex Resources, Inc., 8.50%, 05/11/31(a)(b)	5,862	6,034,489
Talos Production, Inc.
9.00%, 02/01/29(a)	1,292	1,349,190
9.38%, 02/01/31(a)(b)	6,850	7,268,836
		133,870,923
Oil & Gas Services — 1.4%
Bristow Group, Inc., 6.75%, 02/01/33(a)	5,674	5,726,666
Enerflex, Inc., 6.88%, 01/15/31(a)	4,294	4,416,680
Tidewater, Inc., 9.13%, 07/15/30(a)	6,927	7,458,445
Viridien, 10.00%, 10/15/30(a)(b)	4,197	4,488,469
		22,090,260
Packaging & Containers — 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	1,137	1,078,445
Klabin Austria GmbH, 7.00%, 04/03/49(a)	3,039	3,110,417
		4,188,862
Pharmaceuticals — 1.0%
Elanco Animal Health, Inc., 6.40%, 08/28/28(b)	7,011	7,193,699
Grifols SA, 4.75%, 10/15/28(a)	8,659	8,523,191
		15,716,890
Pipelines — 6.2%
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.88%, 06/01/34(a)	870	882,305
8.63%, 03/15/29(a)	6,636	6,908,442
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32(b)	3,341	3,474,466
8.00%, 05/15/33	7,046	7,390,359
8.88%, 04/15/30(b)	2,761	2,890,074
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	7,311	7,596,508
8.38%, 02/15/32(a)	5,993	6,296,770
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)(b)	8,902	9,284,694
Venture Global Calcasieu Pass LLC, 6.00%, 05/01/36(a)	8,324	8,417,612
Venture Global LNG, Inc.
8.38%, 06/01/31(a)	11,683	12,157,201
9.88%, 02/01/32(a)(b)	10,881	11,634,136

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Venture Global Plaquemines LNG LLC
6.75%, 01/15/36(a)	$7,219	$7,656,659
7.50%, 05/01/33(a)	3,332	3,677,172
7.75%, 05/01/35(a)	10,749	12,064,344
		100,330,742
Real Estate — 1.7%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 01/15/29(a)	6,701	6,612,299
9.75%, 04/15/30(a)	2,718	2,927,990
Five Point Operating Co. LP, 8.00%, 10/01/30(a)(b)	5,066	5,195,305
Howard Hughes Corp.(The)
4.13%, 02/01/29(a)	6,442	6,221,179
4.38%, 02/01/31(a)	7,741	7,275,921
		28,232,694
Real Estate Investment Trusts — 5.2%
Blackstone Mortgage Trust, Inc.
6.25%, 06/01/31(a)	5,444	5,353,607
7.75%, 12/01/29(a)	5,352	5,554,456
Diversified Healthcare Trust
4.38%, 03/01/31(b)	6,420	5,849,045
7.25%, 10/15/30(a)	3,808	3,910,412
Hudson Pacific Properties LP, 4.65%, 04/01/29(b)	1,593	1,496,461
Iron Mountain, Inc.
4.50%, 02/15/31(a)	962	918,714
5.63%, 07/15/32(a)	1,053	1,043,020
Millrose Properties, Inc., 6.38%, 08/01/30(a)	4,826	4,892,449
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	9,671	6,928,887
4.63%, 08/01/29	12,740	10,415,707
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	9,032	8,821,670
5.88%, 10/01/28(a)	3,380	3,380,554
Rithm Capital Corp.
8.00%, 04/01/29(a)	5,539	5,554,171
8.00%, 07/15/30(a)	3,264	3,239,722
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)(b)	6,052	5,775,460
Starwood Property Trust, Inc., 6.50%, 10/15/30(a)	5,755	5,897,833
XHR LP, 4.88%, 06/01/29(a)	5,239	5,159,210
		84,191,378
Retail — 4.5%
Arko Corp., 5.13%, 11/15/29(a)(b)	5,488	5,037,467
Bath & Body Works, Inc., 6.75%, 07/01/36(b)	6,620	6,532,454
Brinker International, Inc., 8.25%, 07/15/30(a)	363	379,181
FirstCash, Inc.
4.63%, 09/01/28(a)	4,480	4,416,406
5.63%, 01/01/30(a)	3,947	3,941,193
6.13%, 05/01/34(a)	5,085	5,088,838
Gap, Inc.(The)
3.63%, 10/01/29(a)	8,377	7,842,052
3.88%, 10/01/31(a)(b)	5,331	4,844,161
Kohl's Corp.
5.13%, 05/01/31	7,910	6,771,551
10.00%, 06/01/30(a)	2,874	3,125,107
Macy's Retail Holdings LLC
6.13%, 03/15/32(a)(b)	725	725,100
7.38%, 08/01/33(a)(b)	5,348	5,583,477
Petco Health & Wellness Co, Inc., 8.25%, 02/01/31(a)(b)	6,960	6,971,735
Security	Par (000)	Value
Retail (continued)
QXO Building Products, Inc., 6.75%, 04/30/32(a)(b)	$11,767	$11,990,043
		73,248,765
Software — 2.6%
CoreWeave, Inc.
9.00%, 02/01/31(a)(b)	5,307	5,380,871
9.25%, 06/01/30(a)(b)	11,477	11,709,152
9.75%, 10/01/31(a)(b)	2,535	2,614,784
Elastic NV, 4.13%, 07/15/29(a)(b)	7,074	6,773,542
Fair Isaac Corp., 6.25%, 09/15/34(a)	12,267	12,168,431
ROBLOX Corp., 3.88%, 05/01/30(a)	4,003	3,778,671
		42,425,451
Telecommunications — 5.7%
Core Scientific Finance I LLC, 7.75%, 05/15/31(a)	12,002	12,273,980
Level 3 Financing, Inc.
7.50%, 02/15/37(a)	11,949	12,315,822
8.50%, 01/15/36(a)	3,572	3,861,907
Millicom International Cellular SA
4.50%, 04/27/31(a)(b)	9,784	9,115,123
7.38%, 04/02/32(a)(b)	4,936	5,080,427
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/32(a)(b)	6,710	7,034,402
Viasat, Inc., 7.50%, 05/30/31(a)(b)	9,432	9,521,613
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(b)	11,082	11,691,676
WULF Compute LLC, 7.75%, 10/15/30(a)	11,343	11,918,445
Zegona Finance PLC, 8.63%, 07/15/29(a)	9,602	10,050,529
		92,863,924
Transportation — 0.4%
Danaos Corp., 6.88%, 10/15/32(a)	5,512	5,686,080
Trucking & Leasing — 0.7%
FTAI Aviation Investors LLC, 5.50%, 05/01/28(a)	10,675	10,662,712
Total Long-Term Investments — 97.8% (Cost: $1,579,414,334)		1,590,635,417
	Shares
Short-Term Securities
Money Market Funds — 13.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(e)(f)(g)	213,565,672	213,629,742
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.58%(e)(f)	5,180,000	5,180,000
Total Short-Term Securities — 13.5% (Cost: $218,795,321)		218,809,742
Total Investments — 111.3% (Cost: $1,798,209,655)		1,809,445,159
Liabilities in Excess of Other Assets — (11.3)%		(183,062,542)
Net Assets — 100.0%		$1,626,382,617

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Perpetual security with no stated maturity date.

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® High Yield Systematic Bond ETF

(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$236,809,089	$—	$(23,125,220)(a)	$(24,785)	$(29,342)	$213,629,742	213,565,672	$264,328 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	21,310,000	—	(16,130,000)(a)	—	—	5,180,000	5,180,000	204,307	—
				$(24,785)	$(29,342)	$218,809,742		$468,635	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,590,635,417	$—	$1,590,635,417
Short-Term Securities
Money Market Funds	218,809,742	—	—	218,809,742
	$218,809,742	$1,590,635,417	$—	$1,809,445,159